GuidePath® Flexible Income Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.09%
	Exchange Traded Funds - 78.06%
248,244	Invesco DB US Dollar Index Bullish Fund (a)	$6,163,899
89,203	iShares 0-5 Year High Yield Corporate Bond ETF (a)	4,108,690
98,777	iShares Broad USD High Yield Corporate Bond ETF (a)	4,120,976
141,448	iShares Convertible Bond ETF	14,423,453
101,824	iShares Core S&P Total U.S. Stock Market ETF (a)	10,056,138
125,747	iShares Global Financials ETF (a)	9,759,225
114,511	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	15,385,698
62,235	iShares Russell 1000 Value ETF	9,871,716
130,781	SPDR Bloomberg Barclays High Yield Bond ETF (a)	14,380,679
325,250	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	9,968,912
149,029	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (a)	4,110,220
385,665	SPDR Portfolio Mortgage Backed Bond ETF	9,973,297
324,825	SPDR Portfolio Short Term Treasury ETF (a)	9,952,638
191,204	Vanguard Emerging Markets Government Bond ETF	15,263,815
105,101	Vanguard Intermediate-Term Corporate Bond ETF (a)	9,991,952
473,556	Vanguard Long-Term Treasury ETF	41,530,861
120,314	Vanguard Short-Term Corporate Bond ETF (a)	9,951,171
190,548	Vanguard Short-Term Inflation-Protected Securities ETF	9,986,621
156,347	WisdomTree Bloomberg U.S. Dollar Bullish Fund	3,974,997
611,017	Xtrackers USD High Yield Corporate Bond ETF (a)	24,630,095
		237,605,053
	Mutual Funds - 20.03%
5,107,471	BlackRock High Yield Portfolio - Institutional Shares	40,451,173
3,425,458	Vanguard High-Yield Corporate Fund - Admiral Shares	20,518,491
		60,969,664
	Total Investment Companies (Cost $288,199,156)	298,574,717

	SHORT TERM INVESTMENTS - 1.15%
	Money Market Funds - 1.15%
	DWS Government Money Market Series - Institutional Shares
3,489,871	Effective Yield, 0.04% (b)	3,489,871
	Total Short Term Investments (Cost $3,489,871)	3,489,871

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 26.25%
	Mount Vernon Liquid Assets Portfolio, LLC
79,901,503	Effective Yield, 0.10% (b)	79,901,503
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $79,901,503)	79,901,503

	Total Investments (Cost $371,590,530) - 125.49%	381,966,091
	Liabilities in Excess of Other Assets - (25.49)%	(77,588,414)
	TOTAL NET ASSETS - 100.00%	$304,377,677

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2021.